Business Combination - Reconciles the Business Combination to the Consolidated Statement of Cash Flows (Details) $ in Thousands	Sep. 26, 2022 USD ($)
Business Acquisition
Cash acquired through reverse capitalization	$ 13,849
Proceeds From Reverse Capitalization Transaction	293,717
Reverse Capitalization, Derivative Instrument, Contingent Consideration	(13,420)
Redemption amount	280,297
Back Stop Share
Business Acquisition
Derivative instrument, contingent consideration, liability	100,000
Harley Davidson
Business Acquisition
Proceeds sale	100,000
Payments Of Reverse Capitalization Transaction Costs	(20,132)
KYMCO Group
Business Acquisition
Proceeds sale	$ 100,000